Offerings	Sep. 22, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Maximum Aggregate Offering Price	$ 549,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 84,051.90
Offering Note	(1) Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement. (2) The registrant previously paid $153.10 in connection with the registrant's registration statement on Form N-2 (File No. 333-285895) as filed with the Securities and Exchange Commission on March 19, 2025. The registrant paid the remaining $84,051.90 in connection with the filing hereof.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 153.10
Offering Note	(1) Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement. (2) The registrant previously paid $153.10 in connection with the registrant's registration statement on Form N-2 (File No. 333-285895) as filed with the Securities and Exchange Commission on March 19, 2025. The registrant paid the remaining $84,051.90 in connection with the filing hereof.